ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

SmartMetric, Inc. (the “Company” or “SmartMetric”) was incorporated in the State of Nevada on December 18, 2002. SmartMetric’s main product is a fingerprint sensor-activated card with a finger sensor onboard the card and a built-in rechargeable battery for portable biometric identification. This card may be referred to as a biometric card or the SmartMetric Biometric card. SmartMetric has completed development of its card along with pre-mass manufacturing cards but has not yet begun to mass manufacture the biometric fingerprint activated cards.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management of the Company, the accompanying unaudited financial statements contain all the adjustments (which are of a normal recurring nature) necessary for a fair presentation. Operating results for the three and nine months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending June 30, 2022. For further information, refer to the financial statements and the footnotes thereto contained in the Company’s Annual Report on Form 10-K for the year ended June 30, 2021, as filed with the Securities and Exchange Commission on October 12, 2021. The consolidated balance sheet as of June 30, 2021, has been derived from the audited financial statements at that date, but does not include all the information and footnotes required by US GAAP for complete financial statements.

Going Concern

As shown in the accompanying condensed consolidated financial statements the Company has sustained recurring losses of $1,399,499 for the nine months ended March 31, 2022 and has an accumulated deficit of $30,269,453 at March 31, 2022.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date of this filing. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. COVID-19 has had an impact on SmartMetric’s final card production. While the delays are due to supply line disruption, the Company is confident that these delays will be short-lived based on advice from our manufacturing partners, manufacturing alternatives and alternative supply lines that are being put into place by the Company.

Management believes that the Company’s capital requirements will depend on many factors. These factors include product marketing and distribution. The management plans include equity sales and borrowing in order to fund the operations.

There are no assurances that the Company will be able to achieve the level of revenues adequate to generate sufficient cash flow from operations to support the Company’s working capital requirements. To the extent that funds generated are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available, the Company may not continue its operations.

In December 2019, an outbreak of a novel strain of coronavirus originated in Wuhan, China (“COVID-19”) and has since spread worldwide, including to the Unites States, posing public health risks that have reached pandemic proportions (the “COVID-19 Pandemic”). The COVID-19 Pandemic poses a threat to the health and economic wellbeing of our employees, customers and vendors. Like most businesses world-wide, the COVID-19 Pandemic has impacted the Company financially delaying the beginning of production.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, SmartMetric Australia Pty. Ltd. All significant intercompany accounts and transactions have been eliminated in consolidation.

NOTE 1 -	ORGANIZATION AND BASIS OF PRESENTATION

SmartMetric, Inc. (the “Company” or “SmartMetric”) was incorporated in the State of Nevada on December 18, 2002. SmartMetric’s main product is a fingerprint sensor-activated card with a finger sensor onboard the card and a built-in rechargeable battery for portable biometric identification. This card may be referred to as a biometric card or the SmartMetric Biometric Datacard. SmartMetric has completed development of its card along with pre-mass manufacturing cards but has not yet begun to mass manufacture the biometric fingerprint activated cards.

Basis of Presentation

The financial statements present the balance sheets, statements of operations, stockholder’s equity (deficit) and cash flows of the Company. The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.

The Company has adopted June 30 as its fiscal year end.

Going Concern

As shown in the accompanying condensed consolidated financial statements the Company has sustained recurring losses of $924,728 and $805,577 for the period ended June 30, 2021 and 2020, respectively, and has an accumulated deficit of $28,859,365 at June 30, 2021.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date of this filing. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The COVID-19 has had an impact on SmartMetric’s final card production. While the delays are due to supply line disruption, the Company is confident that these delays will be short-lived based on advice from our manufacturing partners, manufacturing alternatives and alternative supply lines that are being put into place by the Company.

Management believes that the Company’s capital requirements will depend on many factors. These factors include product marketing and distribution. The management plans include equity sales and borrowing in order to fund the operations. The Company plans to continue its relationship with Geneva Roth Remark in order to raise capital through means other than private placement stock sales.

There are no assurances that the Company will be able to achieve the level of revenues adequate to generate sufficient cash flow from operations to support the Company’s working capital requirements. To the extent that funds generated are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available, the Company may not continue its operations.

On March 5, 2020, the Company entered into an agreement with GHS Investments, LLC whereas the investor agrees to invest up to four million dollar ($4,000,000) over the 36 months immediately subsequent to the effective date of the agreement.

In December 2019, an outbreak of a novel strain of coronavirus originated in Wuhan, China (“COVID-19”) and has since spread worldwide, including to the Unites States, posing public health risks that have reached pandemic proportions (the “COVID-19 Pandemic”). The COVID-19 Pandemic poses a threat to the health and economic wellbeing of our employees, customers and vendors. Like most businesses world-wide, the COVID-19 Pandemic has impacted the Company financially; delaying the beginning of production.